Note 48 - Minimum Cash and Minimum Capital - Minimum Cash (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum Cash Abstract
Checking Account Not Restricted in the BCRA	$ 82,119,608,000	$ 41,507,590,000	$ 57,576,161,000
Special Guarantee Accounts Restricted in the BCRA	1,238,252,000	1,443,333,000	1,685,174,000
SUBTOTAL BALANCES AT THE BCRA	83,357,860,000	42,950,923,000	59,261,335,000
Argentine Treasury Bonds in Pesos at Fixed Rate Due November 2020	6,936,000,000	0	0
Liquidity Bills BCRA	20,202,428,000	0	0
Total Minimum Cash	$ 110,496,288,000	$ 42,950,923,000	$ 59,261,335,000